Operating Lease (Tables)	6 Months Ended
Sep. 30, 2024
Operating lease [Abstract]
Schedule of Operating Lease Related Assets and Liabilities	The table below presents the operating lease related assets and liabilities recorded on the balance sheets.
	September 30, 2024	March 31, 2024
	(unaudited)
Rights of use lease assets	$261,359	$59,689

Operating lease liabilities	$263,546	$64,826
The weighted average remaining lease terms and discount rates for the above operating leases were as follows.
	September 30, 2024	March 31, 2024
	(unaudited)
Remaining lease term and discount rate
Weighted average remaining lease term (years)	$2.87	$0.61
Weighted average discount rate	5%	5%

Schedule of Maturities of Lease Liabilities	The following is a schedule, by years, of maturities of lease liabilities as of September 30, 2024:
Six months ending March 31, 2025	$72,332
Twelve months ending March 31, 2026	88,051
Twelve months ending March 31, 2027	88,051
Twelve months ending March 31, 2028	33,019
Total lease payment	281,453
Less: imputed interest	(17,907)
Present value of lease liabilities	$263,546